Document and Entity Information	Dec. 28, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	SARISSA CAPITAL ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39640
Entity Tax Identification Number	98-1552641
Entity Address, Address Line One	660 Steamboat Rd.
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	302-2330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001821682
Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	SRSAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	SRSA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SRSAW
Security Exchange Name	NASDAQ